Stockholders' Equity - Schedule of Fair Market Value of Warrants (Details)	Jun. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares	Nov. 20, 2019	Dec. 31, 2017
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants			5 years	5 years
57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	57 months	57 months
54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	54 months	54 months
51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	51 months	51 months
48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	48 months	48 months
45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	45 months	45 months
42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	42 months	42 months
39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	39 months	39 months
36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	36 months	36 months
33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	33 months	33 months
30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	30 months	30 months
27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	27 months	27 months
24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	24 months	24 months
21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	21 months	21 months
18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	18 months	18 months
15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	15 months	15 months
12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	12 months	12 months
9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	9 months	9 months
6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	6 months	6 months
3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	3 months	3 months
0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term of warrants	0 months	0 months
$10
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 10	$ 10
$10 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.257	0.257
$10 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.252	0.252
$10 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.246	0.246
$10 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.241	0.241
$10 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.235	0.235
$10 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.228	0.228
$10 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.221	0.221
$10 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.213	0.213
$10 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.205	0.205
$10 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.196	0.196
$10 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.185	0.185
$10 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.173	0.173
$10 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.161	0.161
$10 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.146	0.146
$10 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.130	0.130
$10 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.111	0.111
$10 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.090	0.090
$10 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.065	0.065
$10 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.034	0.034
$10 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0	0
$11
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 11	$ 11
$11 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.277	0.277
$11 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.272	0.272
$11 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.268	0.268
$11 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.263	0.263
$11 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.258	0.258
$11 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.252	0.252
$11 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.246	0.246
$11 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.239	0.239
$11 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.232	0.232
$11 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.224	0.224
$11 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.214	0.214
$11 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.204	0.204
$11 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.193	0.193
$11 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.179	0.179
$11 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.164	0.164
$11 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.146	0.146
$11 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.125	0.125
$11 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.099	0.099
$11 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.065	0.065
$11 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0	0
$12
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 12	$ 12
$12 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.294	0.294
$12 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.291	0.291
$12 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.287	0.287
$12 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.283	0.283
$12 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.279	0.279
$12 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.274	0.274
$12 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.269	0.269
$12 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.263	0.263
$12 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.257	0.257
$12 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.250	0.250
$12 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.242	0.242
$12 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.233	0.233
$12 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.223	0.223
$12 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.211	0.211
$12 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.197	0.197
$12 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.181	0.181
$12 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.162	0.162
$12 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.137	0.137
$12 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.104	0.104
$12 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.042	0.042
$13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 13	$ 13
$13 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.310	0.310
$13 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.307	0.307
$13 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.304	0.304
$13 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.301	0.301
$13 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.298	0.298
$13 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.294	0.294
$13 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.290	0.290
$13 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.285	0.285
$13 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.280	0.280
$13 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.274	0.274
$13 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.268	0.268
$13 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.260	0.260
$13 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.252	0.252
$13 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.242	0.242
$13 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.230	0.230
$13 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.216	0.216
$13 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.199	0.199
$13 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.178	0.178
$13 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.150	0.150
$13 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.115	0.115
$14
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 14	$ 14
$14 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.324	0.324
$14 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.322	0.322
$14 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.320	0.320
$14 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.317	0.317
$14 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.315	0.315
$14 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.312	0.312
$14 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.309	0.309
$14 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.305	0.305
$14 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.301	0.301
$14 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.297	0.297
$14 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.291	0.291
$14 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.285	0.285
$14 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.279	0.279
$14 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.271	0.271
$14 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.262	0.262
$14 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.250	0.250
$14 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.237	0.237
$14 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.219	0.219
$14 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.197	0.197
$14 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.179	0.179
$15
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 15	$ 15
$15 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.337	0.337
$15 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.335	0.335
$15 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.333	0.333
$15 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.332	0.332
$15 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.330	0.330
$15 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.328	0.328
$15 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.325	0.325
$15 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.323	0.323
$15 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.320	0.320
$15 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.316	0.316
$15 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.313	0.313
$15 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.308	0.308
$15 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.304	0.304
$15 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.298	0.298
$15 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.291	0.291
$15 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.282	0.282
$15 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.272	0.272
$15 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.259	0.259
$15 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.243	0.243
$15 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.233	0.233
$16
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 16	$ 16
$16 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.348	0.348
$16 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.347	0.347
$16 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.346	0.346
$16 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.344	0.344
$16 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.343	0.343
$16 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.342	0.342
$16 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.340	0.340
$16 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.339	0.339
$16 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.337	0.337
$16 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.335	0.335
$16 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.332	0.332
$16 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.329	0.329
$16 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.326	0.326
$16 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.322	0.322
$16 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.317	0.317
$16 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.312	0.312
$16 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.305	0.305
$16 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.296	0.296
$16 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.286	0.286
$16 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.281	0.281
$17
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 17	$ 17
$17 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.358	0.358
$17 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.357	0.357
$17 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.357	0.357
$17 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.356	0.356
$17 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.356	0.356
$17 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.355	0.355
$17 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.354	0.354
$17 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.353	0.353
$17 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.352	0.352
$17 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.351	0.351
$17 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.350	0.350
$17 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.348	0.348
$17 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.347	0.347
$17 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.345	0.345
$17 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.342	0.342
$17 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.339	0.339
$17 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.336	0.336
$17 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.331	0.331
$17 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.326	0.326
$17 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.323	0.323
$18
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price (in usd per share)	$ 18	$ 18
$18 | 57 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.365	0.365
$18 | 54 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.365	0.365
$18 | 51 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.365	0.365
$18 | 48 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.365	0.365
$18 | 45 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.365	0.365
$18 | 42 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 39 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 36 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 33 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 30 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 27 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 24 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 21 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.364	0.364
$18 | 18 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.363	0.363
$18 | 15 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.363	0.363
$18 | 12 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.363	0.363
$18 | 9 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.362	0.362
$18 | 6 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.362	0.362
$18 | 3 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.361	0.361
$18 | 0 months
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise conversion rate of warrants (share per share)	0.361	0.361